Trade and Other receivables - Summary of Trade Receivables and Other Current Assets (Detail) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020
Disclosure of trade and other receivables [abstract]
Trade receivables	€ 197	€ 165
Advance deposits	246	220
Net Investment in Lease	269	230
Total Trade and Other receivables	712	615
Current Grant receivables (RCAs)	1,912	145
Total Current Grant receivables	1,912	145
Prepaid expenses	1,396	1,343
VAT receivable	505	342
Income and other tax receivables	52	25
Total Other current assets	1,953	1,711
Total Trade receivables, current grant receivables and other current assets	€ 4,577	€ 2,471